Leases (Details) - USD ($)		1 Months Ended
	May 17, 2022	May 31, 2022	May 17, 2022	Feb. 28, 2022
Leases (Details) [Line Items]
Discount rate	5.00%		5.00%
Expired terms		In May 2022, the lease was extended until September 2027, and at the option of the Company, the lease can be extended for a period of five years, with a base rent at the prevailing market rate at the time of the renewal.
DIGERATI TECHNOLOGIES, INC [Member]
Leases (Details) [Line Items]
Discount rate	4.00%		4.00%
Asset and liability	$ 482,865		$ 482,865
Lease payment				$ 30,222
Expired terms		the lease was extended until September 2027, and at the option of the Company, the lease can be extended for a period of five years, with a base rent at the prevailing market rate at the time of the renewal.		March 2026